Variable interest entity (“VIE”)	12 Months Ended
May 31, 2023
Variable interest entity [Abstract]
Variable interest entity (“VIE”)

Note 3 – Variable interest entity (“VIE”)

On October 18, 2021, Zhongke WFOE entered into Contractual Arrangements with Hainan ZKGC. The significant terms of these Contractual Arrangements are summarized in “Note 1—Nature of business and organization” above. As a result, the Company classifies Hainan ZKGC as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Zhongke WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Hainan ZKGC because it has both of the following characteristics:

(1)	The power to direct activities at Hainan ZKGC that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Hainan ZKGC that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Hainan ZKGC pays service fees equal to all of its net income to Zhongke WFOE. The Contractual Arrangements are designed so that Hainan ZKGC operates for the benefit of Zhongke WFOE and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIE and can have assets transferred out of the VIE. Therefore, the Company considers that there is no asset in the VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves, if any. As the VIE is incorporated as a limited liability company under the Company Law of the PRC, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE.

Accordingly, the accounts of Hainan ZKGC and its subsidiary Network ZKGC are consolidated in the accompanying consolidated financial statements.

The carrying amounts of the VIE’s consolidated assets and liabilities as of May 31, 2023 and May 31, 2022 are as follows:

	May 31,	May 31,
	2023	2022

Current assets	$1,121,824	$543,438
Non-current assets	582,856	515,876
Total assets	1,704,680	1,059,314
Total liabilities	1,334,404	747,522
Net assets	$370,276	$311,792

The summarized consolidated operating results of the VIE for the years ended May 31, 2023 and 2022 are as follows:

	Year Ended May 31,	Year Ended May 31,
	2023	2022

Revenues	$3,789,710	$2,925,896
Cost of revenues	3,429,516	2,681,079
Gross profit	360,194	244,817
Operating expenses	412,917	267,027
Income / (loss) from operations	(52,723)	(22,210)
Other income /(loss), net	176,818	84,040
(Provision) for income taxes	(51,712)	(23,019)
Net income	$72,383	$38,811

The summarized consolidated statements of cash flows of the VIE for the years ended May 31, 2023 and 2022 are as follows:

	Year Ended May 31,	Year Ended May 31,
	2023	2022

Net cash (used in) provided by operating activities	$(43,615)	$269,596
Net cash used in investing activities	(87,932)	(143,555)
Net cash provided by (used in) financing activities	57,784	(98,199)
Effect of exchange rate changes on cash	385	(5,503)
Net (decrease) increase in cash	(73,378)	22,339
Cash, beginning	115,270	92,931
Cash, ending	$41,892	$115,270